Note 9 - Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following present total revenue by geographic region for the period ended September 30, 2012.

Revenues:
	June 30, 2012	December 31, 2011
U.S. Sales	$79,348	$125,728
Oversea Sales	$9,294	$4,990

Total Sales	$88,422	$130,718

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following present total cost of goods sold by geographic region for the period ended September 30, 2012.

Sales by category
	Period Ending September 30,
	2012	2011
Paypercallexchange.com	$14,023	$31,472
Gold/Silver Sales	$41,256	$4,990
Other Income	$0	$1,320

Total Sales	$55,278	$37,782